Consolidated Statements of Cash Flows (Parenthical) - Senior Notes	Dec. 31, 2016	Dec. 28, 2016	Sep. 30, 2016
3.77% Senior Notes, due 2031
Debt instrument, interest rate (percent)	3.77%		3.77%
8.50% Senior Notes, due 2021
Debt instrument, interest rate (percent)	8.50%	8.50%